Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through other comprehensive income [abstract]
Debt securities and other eligible bills	£ 74,772	£ 71,059
Equity securities	4	6
Loans and advances	3,283	771
Financial assets at fair value through other comprehensive income	£ 78,059	£ 71,836